Charter arrangements, Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract balances [Abstract]
Capitalized voyage expense	$ 1,039	$ 4,151	$ 1,633
Amortisation expense			1,515
Impairment losses	0	0	$ 0
Voyage in progress at the end of December 31, 2020 [member]
Contract balances [Abstract]
Amortisation expense	397
Voyage in progress at the end of December 31, 2019 [Member]
Contract balances [Abstract]
Amortisation expense	$ 4,151	4,440
Voyage in progress at the end of December 31, 2018 [Member]
Contract balances [Abstract]
Amortisation expense		$ 1,633